Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2021	December 31, 2020
Trade payables	$136,678	$99,197
Capital related	49,038	7,056
VAT and income taxes payable	4,400	23,900
Accrued interest	—	390
	$190,116	$130,543